Note 20 - Key Management Personnel - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Short-term benefits provided to executives (a)	[1]	$ 1,306	$ 1,109	$ 1,719
Directors’ fees paid to non-executive directors		161	289	203
Share-based payments		724	1,013	1,059
Total		$ 2,191	$ 2,411	$ 2,981

[1]	Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.